SCHEDULE OF ALLOWANCE FOR CURRENT EXPECTED CREDIT LOSSES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Balance	$ 1,665	$ 798
Additions	135	907
Foreign exchange translation adjustment	114	(40)
Balance	$ 1,914	$ 1,665